Note 13: Loans Payable: Asc Disclosure (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Asc Disclosure

ASC DISCLOSURE

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total debt discounts of $122,718, and $379,486 for the variable conversion feature of the convertible debts incurred during the six months ended November 30, 2013 and the fiscal year ended May 31, 2013, respectively. As of November 30, 2013, the debt discount on the CPN's was $102,154 and $210,657 as of May 31, 2013. The discount will be amortized to debt discount over the term of the debentures using the effective interest method. The Company recorded $114,454 and $116,768 of debt discount expense pursuant to the amortization of the convertible promissory note discounts during the six months ended November 30, 2013 and the fiscal year ended May 31, 2013, respectively. The Company recorded $19,737 and $33,064 of interest expense for convertible promissory notes the during the six months ended November 30, 2013 and the fiscal year ended May 31, 2013, respectively.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued are not embedded derivative features, and these are included in Loan Payable on the balance sheet.